Acquisition Of Asanko Gold - Summary of Gain on Acquisition (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [abstract]
Total fair value of assets acquired	$ 216.8
Redeemable preference shares equity financial asset acquired	129.9
Fair value of identifiable net assets acquired	86.9
Consideration transferred	(165.0)
Gain on acquisition	$ 51.8	$ 0.0	$ 0.0